DEPOSITS AND OTHER ASSETS, NET - Allowance of credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS AND OTHER ASSETS, NET.
Balance at the beginning	$ (109,311)	$ (112,343)
Additions charged to allowance for expected credit losses			$ (112,663)
Recovery and write off of allowance for expected credit losses	20,282
Foreign currency translation adjustments	(4,788)	3,032	320
Balance at the end	$ (93,817)	$ (109,311)	$ (112,343)